Lease And Other Commitments And Contingencies	12 Months Ended
Sep. 29, 2012
Lease And Other Commitments And Contingencies
6.	Lease and Other Commitments and Contingencies

The Company leases certain property, plant and equipment under long-term lease agreements. Property, plant, and equipment under capital leases are reflected on the Company’s balance sheet as owned. The Company entered into new capital lease obligations totaling $45, $29, and $7 during fiscal 2010, 2011, and 2012, respectively, with various lease expiration dates through 2019. The Company records amortization of capital leases in Cost of goods sold in the Consolidated Statement of Operations. Assets under operating leases are not recorded on the Company’s balance sheet. Operating leases expire at various dates in the future with certain leases containing renewal options. The Company had minimum lease payments or contingent rentals of $15 and $14 and asset retirement obligations of $5 and $6 as of fiscal 2012 and 2011, respectively. Total rental expense from operating leases was $56, $59, and $56 in fiscal 2012, 2011, and 2010, respectively.

Future minimum lease payments for capital leases and noncancellable operating leases with initial terms in excess of one year as of fiscal year-end 2012, are as follows:

	Capital Leases	Operating Leases
2013	$24	$46
2014	20	36
2015	22	32
2016	11	30
2017	4	26
Thereafter	6	119

	87	$289

Less: amount representing interest	(17)

Present value of net minimum lease payments	$70

In September 2012, the Company entered into a sale-leaseback transaction pursuant to which it sold its warehouse facility located in Lawrence , Kansas. The Company received net proceeds of $20 and resulted in the Company realizing a deferred gain of $1 which will be offset against the future lease payments over the life of the lease.

The Company is party to various legal proceedings involving routine claims which are incidental to its business. Although the Company’s legal and financial liability with respect to such proceedings cannot be estimated with certainty, the Company believes that any ultimate liability would not be material to its financial position, results of operations or cash flows. The Company has various purchase commitments for raw materials, supplies and property and equipment incidental to the ordinary conduct of business.

As the end of fiscal 2012, the Company employed over 15,000 employees. Approximately 11% of our employees are covered by collective bargaining agreements. Four of our 12 agreements, covering approximately 1,200 employees, were scheduled for renegotiation in fiscal 2012, and each of them was renegotiated. The remaining agreements expire after fiscal 2012.